Trade payables	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Trade payables	Trade payables

(EUR thousand)	As of March 31
Trade payables	2023	2022
Merchants	102,315	62,825
Tourists	84,942	86,660
Agents	6,751	3,370
Other trade payables	15,098	13,248
Total	209,106	166,103
Trade payables include merchant commissions, refunds to tourists, and acquiring fees to agents; other trade payables mainly comprise of the TFSS-related VAT refunds pending to be settled in France.
Due to the current nature of the payables, the carrying amount is a reasonable approximation of the fair value of the trade payables.